SHARE-BASED COMPENSATION - Options Outstanding (Details) - Employee Stock Option - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding
Beginning Balance (in shares)	3,574,453	4,055,164	3,389,379
Exercised (in shares)	(29,500)	(1,094,406)	(56,668)
Granted (in shares)	64,961	1,242,961	844,561
Expired (in shares)	(19,875)	(209,389)	(72,178)
Forfeited (in shares)	(506,625)	(419,877)	(49,930)
Ending Balance (in shares)	3,083,414	3,574,453	4,055,164
Vested and expected to vest (in shares)	2,521,914
Exercisable (in shares)	2,099,348
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 3.3	$ 2.2	$ 19.5
Exercised (in dollars per share)	1.9	1.9	1.9
Granted (in dollars per share)	1.5	5.7	2.1
Expired (in dollars per share)	2.2	6.6	17.3
Forfeited (in dollars per share)	6.4	1.9	3.3
Ending Balance (in dollars per share)	2.8	$ 3.3	$ 2.2
Vested and expected to vest (in dollars per share)	2.7
Exercisable (in dollars per share)	$ 2.5
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures
Weighted Average Remaining Contractual Term In Years	5 years 10 months 2 days
Vested and expected to vest - Weighted Average Remaining Contractual Term In Years	5 years 9 months 21 days
Exercisable - Weighted Average Remaining Contractual Term In Years	5 years 4 months 17 days